Share-Based Compensation (Share-based Compensation to Other Employees) (Details) (ClassA Restricted Share Units to Other Employees before Changyou's Initial Public Offering [Member], USD $)	0 Months Ended	12 Months Ended
	Feb. 17, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ClassA Restricted Share Units to Other Employees before Changyou's Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	456,000
Vesting period	4 years
Share-based compensation expense		$ 300,000	$ 600,000	$ 1,000,000
Unrecognized compensation expenses		57,000
Fair value of equity shares, vested in period		$ 1,200,000	$ 1,600,000	$ 1,700,000